Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Compensation	$ 24	$ 24	$ 20
Contracted services and other labor costs	18	16	16
Transition services agreements	3	6	6
Establishment costs	3	4	8
Premium and other taxes, licenses and fees	4	2	—
Volume related costs, excluding compensation, net of DAC capitalization	23	25	22
Other	6	—	5
Total other expenses	$ 81	$ 77	$ 77